Provisions and other liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Cost of sales	€ 11,976	€ 11,435	[1]	€ 11,613	[1]
Research and development expenses	6,018	5,894	[1]	5,472	[1]
Selling and general expenses	9,883	9,859	[1]	10,072	[1]
Other operating (income)/expenses, net	633	221
Restructuring costs	1,062	1,480	[1]	731	[1]
Financial expenses	444	435	[1]	420	[1]
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Cost of sales	46	67		63
Research and development expenses	25	77		48
Selling and general expenses	(22)	84		95
Other operating (income)/expenses, net	(3)	(21)		0
Restructuring costs	(41)	8		45
Financial expenses	83	70		87
Total	€ 88	€ 285		€ 338

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).